Oil & Gas Equipment & Services UltraSector ProFund Investment Objectives and Goals - Oil & Gas Equipment & Services UltraSector ProFund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Important Information About the FundIf the Fund is successful in meeting its investment objective, it should gain approximately one and one-half times as much as the Index when the Index rises on a given day. Conversely, it should lose approximately one and one-half times as much as the Index when the Index falls on a given day. The Fund does not seek to achieve one and one-half times (1.5x) the daily performance of the Index (the “Daily Target”) for any period other than a day.While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period: ●Your return may be higher or lower than the Daily Target, and this difference may be significant. ●Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply. ●Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply. ●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).